Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Related Party Disclosures
40.	Related Party Disclosures:

Related parties are considered to be those persons or legal entities who are in positions to directly or indirectly have significant influence through their ownership or management of the Bank and its subsidiaries.

According to the above, the Bank has considered as related parties those persons or legal entities who have a direct participation or through third parties on bank ownership, where such interest exceeds 5% of the shares, and also people who, regardless of ownership, have authority and responsibility for planning, management and control of the activities of the entity or its subsidiaries. There also are considered as related the companies in which the parties related by ownership or management of the Bank have a share which is of 5% or higher, or persons who have the position of director, general manager or equivalent.

(a)	Assets and liabilities with related parties:

	Related Party Type
Type of current assets and liabilities with related parties As of December 31, 2025	Parent Entity	Other Legal Entity	Key Personnel of the Consolidated Bank	Other Related Party	Total
ASSETS	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	—	231,036	—	—	231,036
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	20	—	—	20
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	33,856	—	—	33,856
Derivative financial instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost:
Rights by resale agreements	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans		189,539	1,928	10,553	202,020
Residential mortgage loans	—	—	15,440	62,685	78,125
Consumer Loans	—	—	1,756	10,639	12,395
Allowances established – Loans		(1,562)	(61)	(438)	(2,061)
Other assets	17	285,355	8	95	285,475
Contingent loans	—	167,862	3,401	16,776	188,039

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	—	303,280	—	—	303,280
Financial liabilities designated as at fair value through profit or loss
Derivative financial instruments for hedging purposes	—	19,931	—	—	19,931
Financial liabilities at amortized cost:
Current accounts and other demand deposits	300	168,799	2,281	6,105	177,485
Time deposits and saving accounts	45,379	132,812	3,181	17,594	198,966
Obligations by repurchase agreements	—	750	—	—	750
Borrowings from financial institutions	—	137,114	—	—	137,114
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	7,036	—	—	7,036
Other liabilities	—	225,578	556	2	226,136
	Related Party Type
Type of current assets and liabilities with related parties As of December 31, 2024	Parent Entity	Other Legal Entity	Key Personnel of the Consolidated Bank	Other Related Party	Total
ASSETS	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Derivative financial instruments	—	273,492	—	—	273,492
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	—	—	—	—
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	5,388	—	—	5,388
Derivative financial instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost:
Rights by resale agreements	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	266,912	1,291	9,967	278,170
Residential mortgage loans	—	—	14,694	59,861	74,555
Consumer Loans	—	—	1,656	11,482	13,138
Allowances established – Loans	—	(1,291)	(30)	(326)	(1,647)
Other assets	16	132,549	38	7	132,610
Contingent loans	—	159,749	3,822	17,761	181,332

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments	—	300,756	—	—	300,756
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative financial instruments for hedging purposes	—	3,137	—	—	3,137
Financial liabilities at amortized cost:
Current accounts and other demand deposits	170	141,497	2,860	6,844	151,371
Time deposits and saving accounts	151,595	78,618	3,093	19,082	252,388
Obligations by repurchase agreements	—	—	—	—	—
Borrowings from financial institutions	—	3,175	—	—	3,175
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	9,200	—	—	9,200
Other liabilities	—	140,479	532	5	141,016
(b)	Income and expenses from related party transactions (*):

As of December 31, 2025	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and Inflation indexation revenue	—	19,667	1,176	5,447	26,290
Fee and commission income	219	90,950	53	63	91,285
Net Financial Result	—	(12,087)	—	—	(12,087)
Other income	—	—	—	—	—
Total income	219	98,530	1,229	5,510	105,488

Interest and Inflation indexation expense	7,558	4,761	157	855	13,331
Fee and commission expense	—	30,153	—	—	30,153
Expenses credit losses	—	241	35	180	456
Personnel expenses	—	96	34,430	81,084	115,610
Administrative expenses	—	11,051	3,665	76	14,792
Other expenses	—	14	14	40	68
Total expenses	7,558	46,316	38,301	82,235	174,410

As of December 31, 2024	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and Inflation indexation revenue	—	20,660	1,059	5,964	27,683
Fee and commission income	146	92,827	43	71	93,087
Net Financial Result	—	35,318	—	—	35,318
Other income	—	—	—	—	—
Total income	146	148,805	1,102	6,035	156,088

Interest and Inflation indexation expense	8,420	7,166	249	1,351	17,186
Fee and commission expense	—	28,569	—	—	28,569
Expenses credit losses	—	(1,233)	12	94	(1,127)
Personnel expenses	—	312	37,918	81,818	120,048
Administrative expenses	—	11,462	3,628	88	15,178
Other expenses	—	—	1	11	12
Total expenses	8,420	46,276	41,808	83,362	179,866
As of December 31, 2023	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and Inflation indexation revenue	—	29,432	1,298	6,034	36,764
Fee and commission income	165	103,906	24	84	104,179
Net Financial Result	—	(18,367)	—	—	(18,367)
Other income	—	215	—	—	215
Total income	165	115,186	1,322	6,118	122,791

Interest and Inflation indexation expense	1,998	7,329	546	2,505	12,378
Fee and commission expense	—	29,508	—	—	29,508
Expenses credit losses	—	(2,078)	(3)	(15)	(2,096)
Personnel expenses	—	421	38,083	80,430	118,934
Administrative expenses	—	11,776	3,786	229	15,791
Other expenses	—	—	2	23	25
Total expenses	1,998	46,956	42,414	83,172	174,540

(*)	This does not constitute a Statement of Income from operations with related parties since the assets with these parties are not necessarily equal to the liabilities and in each of them the total income and expenses are reflected and not those corresponding to matched operations.
(c)	Transactions with related parties: Below are the individual transactions in the period with related parties that are legal entities, which do not correspond to the usual operations of the line of business carried out with customers in general and when said individual transactions consider a transfer of resources, services or obligations greater than UF 2,000.

As of December 31, 2025

		Transaction description					Effect on Profit or loss		Effect on the statement Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Servipag Ltda.	Joint venture	Collection services	30 days	Contract	Yes	4,010	—	4,010	—	328
		IT support services	30 days	Contract	Yes	296	—	296	—	—
		Software development service	30 days	Contract	Yes	85	—	85	—	—
		IT project services	30 days	Contract	Yes	94	—	94	—	—
Bolsa de Comercio de Santiago, Bolsa de Valores	Minority investments	Brokerage commission	30 days	Contract	Yes	292	—	292	—	—
Manantial S.A.	Other related parties	General expenses	30 days	Contract	Yes	329	—	329	—	—
Universidad Del Desarrollo	Other related parties	Advertising services	30 days	Contract	Yes	336	—	336	—	336
Enex S.A.	Other related parties	Rent spaces for ATM	30 days	Contract	Yes	2,257	—	2,257	—	570
		Advertising services	30 days	Contract	Yes	132	—	132	—	—
Redbanc S.A.	Associates	Electronic transaction management services	30 days	Contract	Yes	19,080	—	19,080	—	1,609
		IT project services	30 days	Contract	Yes	207	—	207	—	—
		IT services	30 days	Contract	Yes	190	—	190	—	—
Depósito Central de Valores S.A.	Other related parties	Quality control and custodial services	30 days	Contract	Yes	764	—	764	—	22
		Custodial services	30 days	Contract	Yes	1,178	—	1,178	—	—
CCLV Contraparte Central S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	325	—	325	—	—
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Associates	Collection services	30 days	Contract	Yes	943	—	943	—	91
Inmobiliaria e Inversiones Capitolio S.A.	Other related parties	Leases	30 days	Contract	Yes	83	—	83	—	—
Fundación Teleton	Other related parties	Advertising services	30 days	Contract	Yes	577	—	577	—	268
		Donations	30 days	Contract	Yes	1,590	—	1,590	—	—
Canal 13	Other related parties	Advertising services	30 days	Contract	Yes	131	—	131	—	—
La Barra S.A.	Other related parties	Advertising services	30 days	Contract	Yes	96	—	96	—	—
Bolsa Electrónica de Chile, Bolsa de Valores	Minority investments	Brokerage commission	30 days	Contract	Yes	189	—	189	—	7
		Service of financial information	30 days	Contract	Yes	95	—	95	—	—
Citibank N.A. United Kingdom	Other related parties	Service of financial information	30 days	Contract	Yes	106	—	106	—	—
Comder Contraparte Central S.A.	Other related parties	Securities clearing services	30 days	Contract	Yes	769	—	769	—	—
Citigroup Global Markets INC	Other related parties	Brokerage commission	30 days	Contract	Yes	369	—	369	—	50
DCV Registros S.A.	Other related parties	IT services	30 days	Contract	Yes	258	—	258	—	—
Transbank S.A.	Associates	Card processing	30 days	Contract	Yes	631	—	631	—	110
		Exchange commission	30 days	Contract	Yes	77,727	77,727	—	—	—
Centro de Compensación Automatizado S.A.	Associates	Transfer services	30 days	Contract	Yes	2,850	—	2,850	—	255
		Fraud prevention services	30 days	Contract	Yes	344	—	344	—	—
		Collection services	30 days	Contract	Yes	147	—	147	—	—
Artikos Chile S.A.	Other related parties	IT services	30 days	Contract	Yes	280	—	280	—	—
		IT support services	30 days	Contract	Yes	236	—	236	—	—
Citibank N.A.	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	7,991	7,991	—	3,362	—
Desarrollos e Inversiones Internacionales SpA	Other related parties	Common area expenses	30 days	Contract	Yes	101	—	101	—	13
Plaza Oeste SPA	Other related parties	Common area expenses	30 days	Contract	Yes	167	—	167	—	50
		Financial lease agreements	30 days	Contract	Yes	250	—	250	—	592
Plaza del Trébol SPA	Other related parties	Common area expenses	30 days	Contract	Yes	106	—	106	—	127
		Finance lease contract	30 days	Contract	Yes	256	—	256	—	19
Nuevos Desarrollos S.A.	Other related parties	Finance lease contract	30 days	Contract	Yes	193	—	193	—	335
Plaza Vespucio SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	133	—	133	—	32
Plaza Tobalaba SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	133	—	133	—	—
Plaza La Serena SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	257	—	257	—	385
Inmobiliaria Mall Calama S.A.	Other related parties	Finance lease contract	30 days	Contract	Yes	148	—	148	—	—

As of December 31, 2024

		Transaction description					Effect on Profit or loss		Effect on the statement Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	Transactions under equivalent conditions to those transactions conducted on an arm’s length basis	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$

Ionix SPA	Other related parties	IT support services	30 days	Contract	Yes	141	—	141	—	—
Servipag Ltda.	Joint venture	IT support services	30 days	Contract	Yes	367	—	367	—	—
		Collection services	30 days	Contract	Yes	4,235	—	4,235	—	387
Bolsa de Comercio de Santiago, Bolsa de Valores	Minority investments	Service of financial information	30 days	Contract	Yes	356	—	356	—	25
		Brokerage commission	30 days	Contract	Yes	423	—	423	—	—
		IT support services	30 days	Contract	Yes	256	—	256	—	—
Enex S.A.	Other related parties	Rent spaces for ATM	30 days	Contract	Yes	1,740	—	1,740	—	498
Universidad del Desarrollo	Other related parties	Advertising service	30 days	Contract	Yes	126	—	126	—	—
Universidad Adolfo Ibáñez	Other related parties	Training	30 days	Contract	Yes	272	—	272	—	—
Bolsa Electrónica de Chile S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	203	—	203	—	1
		Service of financial information	30 days	Contract	Yes	117	—	117	—	—
DCV Registros S.A.	Other related parties	IT services	30 days	Contract	Yes	294	—	294	—	—
Redbanc S.A.	Associates	Electronic transaction management services	30 days	Contract	Yes	17,658	—	17,658	—	1,707
		IT project services	30 days	Contract	Yes	132	—	132	—	—
		Installation services	30 days	Contract	Yes	81	—	81	—	—
		Fraud prevention services	30 days	Contract	Yes	108	—	108	—	—
		IT services	30 days	Contract	Yes	442	—	442	—	—
Depósito Central de Valores S.A.	Other related parties	Quality control and custodial services	30 days	Contract	Yes	833	—	833	—	90
		Custodial services	30 days	Contract	Yes	1,357	—	1,357	—	—
CCLV Contraparte Central S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	352	—	352	—	22
Manantial S.A.	Other related parties	General expenses	30 days	Contract	Yes	379	—	379	—	—
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Associates	Collection services	30 days	Contract	Yes	881	—	881	—	91
Comder Contraparte Central S.A.	Other related parties	Securities clearing services	30 days	Contract	Yes	529	—	529	—	—
Citigroup Global Markets INC	Other related parties	Brokerage commission	30 days	Contract	Yes	387	—	387	—	29
Transbank S.A.	Associates	Card processing	30 days	Contract	Yes	498	—	498	—	97
		Project consultation	30 days	Contract	Yes	114	—	114	—	—
		Fraud prevention services	30 days	Contract	Yes	87	—	87	—	—
		Exchange commission	30 days	Contract	Yes	79,025	79,025	—	—	—
Centro de Compensación Automatizado S.A.	Associates	Fraud prevention services	30 days	Contract	Yes	657	—	657	—	333
		Collection services	30 days	Contract	Yes	187	—	187	—	—
		Transfer services	30 days	Contract	Yes	2,803	—	2,803	—	—
Artikos Chile S.A.	Joint venture	IT support services	30 days	Contract	Yes	422	—	422	—	2
		IT services	30 days	Contract	Yes	465	—	465	—	—
Citibank N.A.	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	8,065	8,065	—	3,272	—
Fundación Teletón	Other related parties	Advertising services	30 days	Contract	Yes	449	—	449	—	121
		Donations	30 days	Contract	Yes	1,599	—	1,599	—	—
Canal 13	Other related parties	Advertising service	30 days	Contract	Yes	202	—	202	—	73
Inmobiliaria e Inversiones Capitolio S.A.	Other related parties	Leases	30 days	Contract	Yes	84	—	84	—	—
Nuevos Desarrollos S.A.	Other related parties	Finance lease contract	30 days	Contract	Yes	180	—	180	—	496
Plaza Vespucio SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	127	—	127	—	154
Plaza Oeste SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	254	—	254	—	810
Plaza del Trebol SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	270	—	270	—	73
Plaza Tobalaba SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	135	—	135	—	113
Plaza La Serena SPA	Other related parties	Finance lease contract	30 days	Contract	Yes	223	—	223	—	543
Inmobiliaria Mall Calama S.A.	Other related parties	Finance lease contract	30 days	Contract	Yes	141	—	141	—	137
(d)	Payments to the Board of Directors and to key personnel of the management of the Bank and its subsidiaries:

	2025	2024	2023
	MCh$	MCh$	MCh$
Board of Directors:
Payment of remuneration and allowances of the Board of Directors - Bank and its subsidiaries	3,641	3,500	3,347
Other Board of Director´s expenses	80	78	111

Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for short-term employee benefits	33,118	33,779	36,535
Payment for severance	1,312	4,139	1,548
Subtotal	34,430	37,918	38,083
Total	38,151	41,496	41,541

(e)	Composition of the Board of Directors and key personnel of the Management of the Bank and its subsidiaries:

	2025	2024
	No. of executives
Board of Directors
Directors – Bank and its subsidiaries	17	17

Key Personnel of the Management of the Bank and its Subsidiaries:
CEO – Bank	1	1
CEOs – Subsidiaries	5	5
Division / Area Managers– Bank	74	74
Division / Area Managers– Subsidiaries	30	27
Subtotal	110	107
Total	127	124